Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income	$ (91)	$ (7,830)	$ (18,979)
Liabilities, gain (loss) recognized in income	(11,476)	2,170	19,987
Unrealized gain (loss) on investments	203	2,326	(2,490)
Realized gain (loss) on investments	(294)	(10,113)	(5,110)
Gain (loss) included in income	(11,567)	(5,660)	1,008
Equity - American Depositary Receipt [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income	0	0	(300)
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income	0	(160)	396
Contingent Consideration [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income	(1,066)	0	0
Deferred Compensation Plan [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income	(10,410)	2,127	8,608
Equity - American Depositary Receipt [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income	0	0	89
Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income	0	(7,213)	(10,564)
US Treasury Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income	0	479	(331)
Put Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income	0	(2,829)	(7,218)
Put Option [Member] | Short [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income	0	2,147	7,139
Call Option [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income	0	1,961	(680)
Call Option [Member] | Short [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Liabilities, gain (loss) recognized in income	0	(1,944)	4,144
Future [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis, Gain (Loss) Included in Earnings [Abstract]
Assets, gain (loss) recognized in income	(91)	(228)	$ (275)
Fair Value, Measurements, Recurring [Member]
Derivative assets:
Options on futures contracts		91
Total		91
Non-derivative liabilities:
Contingent consideration	(2,262)
Deferred compensation plan	(19,259)	(9,078)
Total	(21,521)	(9,078)
Net	(21,521)	(8,987)
Fair Value, Measurements, Recurring [Member] | Quoted Market Prices (Level 1)
Derivative assets:
Options on futures contracts		91
Total		91
Non-derivative liabilities:
Contingent consideration	0
Deferred compensation plan	(19,259)	(9,078)
Total	(19,259)	(9,078)
Net	(19,259)	(8,987)
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2)
Derivative assets:
Options on futures contracts		0
Total		0
Non-derivative liabilities:
Contingent consideration	0
Deferred compensation plan	0	0
Total	0	0
Net	0	0
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3)
Derivative assets:
Options on futures contracts		0
Total		0
Non-derivative liabilities:
Contingent consideration	(2,262)
Deferred compensation plan	0	0
Total	(2,262)	0
Net	$ (2,262)	$ 0